Property, Plant and Equipment, Net (Tables)	12 Months Ended
Jul. 31, 2021
Property, Plant and Equipment [Abstract]
Schedule of property and equipment stated at cost less accumulated depreciation
	As of July 31,
	2021	2020
Furniture, fixtures and equipment	$187,053	$141,065
Vehicles	574,606	575,831
Total	761,659	716,896
Less: accumulated depreciation	(189,632)	(110,656)
Property and equipment, net	$572,027	$606,240